SHORT-TERM BANK BORROWING AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2019
LONG-TERM DEBT
SHORT-TERM BANK BORROWING AND LONG-TERM DEBT

10. SHORT-TERM BANK BORROWING AND LONG-TERM DEBT

Short-term debt of ¥1,500,000 thousand and ¥1,100,000 thousand as of March 31, 2018 and 2019 consists of bank borrowings with a weighted-average interest rate of 0.60% and 0.57%, respectively.

The components of long-term debt as of March 31, 2018 and 2019, are summarized as follows:

	Thousands of Yen
	2018		2019
	Weighted-		Weighted-
	average		average
	interest	2018	interest	2019
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates, and various maturities due 2020	0.4%	¥1,566,021	0.4%	¥1,402,127
Unsecured, various rates and various maturities, due 2019 through 2023	0.9%	3,171,581	0.4%	2,827,523
Capital lease obligations, due 2019 through 2023	3.7%	137,941	3.6%	93,249
Zero coupon convertible bonds, due 2019	―	1,209,122	―	1,232,742
		6,084,665		5,555,641
Less: current portion		977,270		2,194,592
		¥5,107,395		¥3,361,049

The effective rate of zero coupon convertible bonds is 0.6% for the year ended March 31, 2018 and 2019.

The aggregate annual maturities of long-term debt after March 31, 2019, are as follows:

Years ending
March 31,	Thousands of Yen
2020	¥2,194,592
2021	2,824,931
2022	339,707
2023	155,628
2024	40,783
¥5,555,641

As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that require securities or guarantees as collateral for present and future indebtedness, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

During the years ended March 31, 2018 and 2019, the Company borrowed ¥3,300,000 thousand and ¥1,590,000 thousand from three banks and four banks, respectively. The total balance of borrowings as of March 31, 2018 and 2019 was ¥6,237,602 thousand and ¥5,329,650 thousand, respectively.

Credit Line

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand. In the years ended March 31, 2018 and 2019, the Company had a bank credit line of ¥1,300,000 thousand and ¥1,700,000 thousand, respectively. As of March 31, 2018, and March 31, 2019, the balance of borrowings under this facility was ¥1,000,000 thousand and ¥1,100,000 thousand, respectively.

Under a ¥1,000,000 thousand syndicated loan arrangement entered into with a consortium of banks on July 26, 2016, and a ¥300,000 thousand six-year syndicated loan arrangement entered into with a consortium of banks on September 27, 2016, the Company borrowed an aggregate of ¥1,300,000 thousand under the agreements. As of March 31, 2019, the balance of such borrowings was ¥867,234 thousand.

The Company entered into a ¥90,000 thousand one-year bank overdraft arrangement with a bank for which the unused balance outstanding as of March 31, 2018 was ¥90,000 thousand. In the year ended March 31, 2019, the Company borrowed ¥90,000 thousand and repaid the full amount. In the year ended March 31, 2019, the Company had no bank overdraft arrangements.

Convertible Bonds

In December 2016, the Company issued unsecured zero-coupon convertible bonds due in November 2019 in the aggregate face value of ¥2,500,000 thousand at par. The conversion price is ¥813 per share of common stock and the bonds are convertible into the Company’s common stock at the option of the holders at any time on or after December 1, 2016. The bondholder may require the Company to redeem the bonds on or after December 1, 2016 through November 30, 2017, December 1, 2017 through November 30, 2018 and December 1, 2018 through November 30, 2019 at 100.5%,  101.0% and 101.5% of the face value, respectively. In addition, the Company has the option to redeem all of the bonds at 110.0% of the face value. The bonds contain beneficial conversion features and the proceeds equal to the intrinsic value of the features amounted to ¥144,526 thousand, that are recognized in “Additional paid-in capital” on the Company’s consolidated balance sheets. The discount originated by the beneficial conversion option is accreted from the date of issuance to the stated redemption date of the convertible bonds.There are no other embedded features, which are required to be bifurcated and accounted for separately from the bonds.

During the year ended March 31, 2017, convertible bond with a face value of ¥1,250,000 thousand were converted into 1,537,502 shares of common stock of the Company at a conversion price of ¥813 per share. The Company recorded an increase of ¥625,000 thousand in “Common stock” and ¥619,443 thousand, net of issuance costs of ¥5,557 thousand, in “Additional paid-in capital.” The carrying amount of the outstanding bonds, with the accretion of discounts, is included in “Current portion of long-term debt” in the Company's consolidated balance sheets.

Financial Covenants

There are restrictive covenants measured annually as of March 31 of each year related to borrowings of ¥867,234 thousand as of March 31, 2019, under the syndicated loan agreement with a consortium of Japanese banks, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. The Company is required to maintain net assets at a level that is at least 75% of the greater of (a) net assets as of March 31, 2016, which was ¥5,187,455 thousand on a stand-alone basis and ¥4,655,957 thousand on a consolidated basis under Japanese GAAP or (b) net assets as of end of the previous year. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

There are restrictive covenants measured annually as of March 31 of each year related to bank borrowings of ¥1,402,127 thousand as of March 31, 2019, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. The Company is required to maintain net assets at a level that is at least 75% of the greater of (a) net assets as of March 31, 2015, which was ¥5,032,824 thousand on a stand-alone basis and ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets as of the end of the previous year. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

There are restrictive covenants measured annually as of March 31 of each year related to bank borrowings of ¥1,402,127 thousand as of March 31, 2019, including requirements to maintain a minimum level of net assets and ordinary income in consolidated financial statements of the Company, measured under Japanese GAAP. The Company is required to maintain net assets at a level that is at least 75% of the greater of (a) net assets as of March 31, 2015, which was ¥5,220,772 thousand on a consolidated basis under Japanese GAAP or (b) net assets as of the end of the previous year. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any two consecutive fiscal years.

There are restrictive covenants measured annually as of March 31 of each year related to borrowings of ¥1,100,000 thousand as of March 31, 2019 under the revolving credit facility agreement, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under Japanese GAAP. The Company is required to maintain net assets at a level that is at least 75% of the greater of (a) net assets as of March 31, 2018, which was ¥7,187,629 thousand on a stand-alone basis and ¥4,353,601 thousand on a consolidated basis under Japanese GAAP or (b) net assets as of the end of the previous year. The ordinary income covenant states that FRONTEO and its consolidated subsidiaries and FRONTEO as a stand-alone entity shall not record ordinary losses in any fiscal years.

At March 31, 2018, the Company was not in compliance with these restrictive covenants, primarily due to recording of ordinary losses in two consecutive fiscal years measured under Japanese GAAP. Subsequent to March 31, 2018, the Company obtained waivers from all of the related lending institutions and implemented a restructuring plan streamlining the cost structure of its US operations. As a result of the restructuring effort, the Company recorded an ordinary income for the fiscal year ended March 31, 2019; consequently, the Company is in compliance with these restrictive covenants at March 31, 2019.

On December 15, 2017, the Company and Bank of Mitsubishi UFJ, Ltd. entered into a ¥500,000 thousand short-term loan agreement with a maturity date of June 15, 2018. The loan was secured by the shares of Focus Systems Corporation (“Focus Systems”) having the book value of ¥848,700 thousand on of March 31, 2018.

The Company repaid the loan in full on June 15, 2018, and the security interest on the shares of Focus Systems was released.

The Company pledged the common stock of its subsidiary in the U.S. as security for a borrowing from a bank. The carrying amount of the common stock of its subsidiary in the U.S. and a borrowing from a bank as of March 31, 2018 and 2019 are summarized as follows:

Thousands of Yen	2018 Balance	2019 Balance
Borrowing from a bank	1,561,761	1,402,127
Common stock of subsidiary in the U.S.	5,867,416	6,977,016